Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets	£ 229,236	£ 222,538
Derivative liabilities	(229,204)	(219,643)
Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	42,292,485	44,373,955
At fair value [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	229,063	222,384
Derivative assets held for held for risk management	173	154
Derivative assets	229,236	222,538
Derivative liabilities held for trading	(228,617)	(219,578)
Derivative liabilities held for risk management	(587)	(65)
Derivative liabilities	(229,204)	(219,643)
Held for risk management [Member] | Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	181,375	180,202
Held for risk management [Member] | At fair value [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	173	154
Derivative liabilities held for risk management	(587)	(65)
Held for trading [member] | Derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	42,111,110	44,193,753
Held for trading [member] | At fair value [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	229,063	222,384
Derivative liabilities held for trading	£ (228,617)	£ (219,578)